Schedule of losses earnings per shares (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loss for the period attributable to the owners of the Company	$ (5,225,296)	$ (4,888,507)	$ (5,507,764)	$ (2,094,169)	$ 1,635,901
Weighted average number of ordinary shares for the purpose of calculating the basic loss per share	4,696,733	3,917,680	8,005,257	6,648,266	864,691
- Adjustments on RCCPS (Note)					5,589,060
Weighted average number of ordinary shares for the purpose of calculating the dilutive loss per share	4,696,733	3,917,680	8,005,257	6,648,266	6,453,751